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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6404
American Strategic Income Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Joseph M. Ulrey III 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	11/30/04

Date of reporting period:	8/31/04

Schedule of INVESTMENTS

American Strategic Income Portfolio

August 31, 2004

Description of Security	Date Acquired	Par Value		Cost	Value(a)
(Percentages of each investment category relate to total net assets)

U.S. Government Agency Mortgage-Backed Securities —25.6%:
Fixed Rate —25.6%
FHLMC, 5.50%, 1/1/18		$1,384,426		$1,429,800	$1,433,310
FHLMC, 9.00%, 7/1/30		377,784		387,877	411,196
FNMA, 6.00%, 10/1/16		872,930	(b)	890,822	918,488
FNMA, 5.00%, 7/1/18		3,429,645	(b)	3,424,552	3,496,112
FNMA, 6.50%, 6/1/29		411,218	(b)	408,403	432,935
FNMA, 7.50%, 3/1/30		1,194,123		1,174,539	1,277,742
FNMA, 7.50%, 5/1/30		107,432	(b)	103,792	115,187
FNMA, 8.00%, 5/1/30		28,435	(b)	28,073	30,772
FNMA, 6.00%, 5/1/31		770,313	(b)	774,716	801,519
FNMA, 6.50%, 11/1/31		522,925	(b)	534,565	549,725
FNMA, 5.50%, 7/1/33		4,249,714		4,198,659	4,322,766

Total U.S. Government Agency Mortgage-Backed Securities				13,355,798	13,789,752

Whole Loans and Participation Mortgages (c)(d)(e) —71.8%
Commercial Loans —32.5%
Advance Self Storage, 9.13%, 12/1/05	11/29/00	1,227,505		1,227,505	1,252,055
Buca Restaurant, 8.63%, 1/1/11	12/27/00	910,278		910,278	955,792
Dixie Highway, 6.93%, 9/1/11	08/31/04	850,000		850,000	850,000
Hampden Medical Office, 7.38%, 10/1/12	09/09/02	1,755,717		1,755,717	1,843,503
Integrity Plaza Shopping Center, 7.88%, 7/1/12	05/11/04	2,094,874		2,094,874	2,189,081
Metro Center, 5.20%, 5/1/09	04/07/04	2,637,964		2,637,964	2,715,960
Orchard Commons, 8.75%, 4/1/11	03/28/01	997,959		997,959	1,047,857
Pacific Periodicals Building, 8.03%, 1/1/08	12/09/97	1,232,595		1,232,595	1,281,899
Rockwood Galleria, 7.25%, 2/1/11	01/06/03	1,579,264		1,579,264	1,550,790
Schendel Office Building, 8.20%, 10/1/07	09/30/97	1,027,330		1,027,330	779,174
Stephens Center, 6.38%, 9/1/10	08/21/03	1,380,156		1,380,156	1,449,163
Voit Office Building, 8.13%, 9/1/08	08/17/01	1,520,153		1,520,152	1,596,160
				17,213,794	17,511,434

Multifamily Loans —36.0%
1500 Geneva I, 5.38%, 10/1/06	09/03/03	740,000		740,000	754,800
1500 Geneva II, 13.38%, 10/1/06	09/03/03	50,000		50,000	48,540
3715 California I, 5.38%, 10/1/06	09/03/03	1,485,000		1,485,000	1,514,700
3715 California II, 13.38%, 10/1/06	09/03/03	100,000		100,000	97,080
437 Hyde I, 5.38%, 10/1/06	09/03/03	950,000		950,000	969,000

Description of Security	Date Acquired	Par Value	Cost	Value(a)
(Percentages of each investment category relate to total net assets)

437 Hyde II, 13.38%, 10/1/06	09/03/03	$50,000	$50,000	$48,540
500 Bartlett I, 5.38%, 10/1/06	09/03/03	555,000	555,000	566,100
500 Bartlett II, 13.38%, 10/1/06	09/03/03	25,000	25,000	24,270
825 Jones I, 5.38%, 10/1/06	09/03/03	1,750,000	1,750,000	1,785,000
825 Jones II, 13.38%, 10/1/06	09/03/03	100,000	100,000	97,080
839 Jones I, 5.38%, 10/1/06	09/03/03	1,415,000	1,415,000	1,443,300
839 Jones II, 13.38%, 10/1/06	09/03/03	100,000	100,000	97,080
Applewood Manor, 8.63%, 1/1/08	12/23/93	622,993	619,878	647,913
Charleston Plaza Apartments, 7.38%, 7/1/08	04/01/04	1,431,940	1,431,940	1,489,217
Franklin Woods Apartments, 6.00%, 3/1/10	02/24/95	1,029,336	1,026,553	1,080,803
Hunt Club Apartments, 5.68%, 7/1/11	06/03/04	1,238,906	1,238,906	1,300,852
Park Hollywood, 7.38%, 6/1/12	05/31/02	1,154,593	1,154,593	1,212,323
Rush Oaks Apartments, 7.78%, 12/1/07	11/26/97	492,802	492,802	512,514
Upland Apartments, 5.38%, 6/1/06	05/23/03	1,200,000	1,200,000	1,224,000
Vanderbilt Condominiums, 8.04%, 10/1/09	09/29/99	1,144,811	1,144,811	1,202,051
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, 7.25%, 3/1/06	02/21/03	1,900,000	1,900,000	1,938,000
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, 9.88%, 3/1/06	02/21/03	350,000	350,000	287,441
Woodland Garden Apartments, 7.38%, 9/1/08	08/26/98	994,638	994,638	1,017,123
			18,874,121	19,357,727

Single Family Loans —3.3%
Aegis, 10.00%, 3/26/10	10/26/95	48,525	45,841	49,980
Aegis II, 9.66%, 1/28/14	12/28/95	39,094	35,820	40,267
American Portfolio, 4.88%, 10/18/15	07/18/95	27,185	25,896	28,001
Anivan, 5.19%, 4/14/12	06/14/96	117,517	118,277	118,121
Bank of New Mexico, 6.23%, 3/31/10	03/01/04	80,795	79,294	83,218
Bluebonnet Savings and Loan, 6.66%, 8/31/10	05/22/92	207,008	189,655	213,218
Bluebonnet Savings and Loan II, 11.50%, 8/31/10	05/22/92	9,716	9,520	9,705
CLSI Allison Williams, 9.38%, 8/1/17	02/28/92	61,177	56,268	62,940
Cross Roads Savings and Loan, 6.25%, 1/1/21	01/07/92	41,914	39,639	42,953
Cross Roads Savings and Loan II, 8.34%, 1/1/21	01/07/92	61,782	58,103	63,636
Fairbanks, Utah, 5.50%, 9/23/15	05/21/92	23,896	20,281	24,613
First Boston Mortgage Pool, 9.04%, 11/5/07	06/23/92	76,788	62,760	76,783
Huntington MEWS, 9.00%, 8/1/17	01/22/92	126,129	108,889	129,913
Knutson Mortgage Portfolio I, 9.37%, 8/1/17	02/26/92	189,754	181,068	195,447
McClemore, Matrix Funding Corporation, 10.50%, 9/30/12	09/09/92	49,822	47,331	51,317
Nomura III, 8.20%, 4/29/17	09/29/95	395,671	357,665	403,686
Rand Mortgage Corporation, 9.50%, 8/1/17	07/01/02	71,217	58,421	73,352
Salomon II, 9.34%, 11/23/14	12/23/94	80,193	69,803	82,598
Valley Bank of Commerce, N.M., 9.01%, 8/31/10	05/07/92	35,699	30,368	36,770
			1,594,899	1,786,518

Total Whole Loans and Participation Mortgages			37,682,814	38,655,679

Mortgage Servicing Rights (e)(f) —0.1%
Matrix Servicing Rights, 0.12%, 7/10/22	07/10/92	4,847,912	40,601	38,536

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value(a)
(Percentages of each investment category relate to total net assets)

Preferred Stocks —5.1%
Real Estate Investment Trusts —5.1%
BRE Properties, Series B	01/28/03	$20,500	$539,150	$548,375
Developers Divers Realty	01/08/03	13,000	338,650	347,100
Equity Residential Properties, Series D	08/15/02	1,600	42,553	44,640
Federal Realty Investment Trust	01/21/03	22,000	580,483	618,200
HRPT Properties Trust, Series A	01/09/03	8,400	225,120	227,724
HRPT Properties Trust, Series B	01/08/03	14,000	364,477	383,040
PS Business Park, Series D	01/29/03	11,500	308,161	314,525
PS Business Park, Series F	01/21/03	10,500	276,103	279,825

Total Preferred Stocks			2,674,697	2,763,429

Affiliated Money Market Fund (g) —8.8%
First American Prime Obligations Fund, Class Z		4,715,167	4,715,167	4,715,167

Total Investments in Securities (h) —111.4%
			$58,469,077	$59,962,563

See accompanying Notes to Schedule of INVESTMENTS

Notes to Schedule of Investments:

(a)       Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements in the recent report dated May 31, 2004.

(b)       On August 31, 2004, securities valued at $6,344,738 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate	Due	Accrued Interest	Name of Broker and Description of Collateral

$6,140,217	8/10/2004	1.56%*	9/9/2004	$5,854	(1)

*Interest rate as of August 31, 2004, Rate is based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

(1)       Morgan Stanley;

FNMA, 6.00%, 10/1/16, $872,930 par

FNMA, 5.00%, 7/1/18, $3,429,645 par

FNMA, 6.50%, 6/1/29, $411,218 par

FNMA, 7.50%, 5/1/30, $107,432 par

FNMA, 8.00%, 5/1/30, $28,435 par

FNMA, 6.00%, 5/1/31, $770,313 par

FNMA, 6.50%, 11/1/31, $522,925 par

The Fund has entered into a lending commitment with Morgan Stanley.  The agreement permits the Fund to enter into reverse repurchase agreements up to $10,000,000 using whole loans as collateral.  The Fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $10,000,000 lending commitment.

(c)        Interest rates on commercial and multifamily loans are the rates in effect on August 31, 2004.  Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of August 31, 2004.

(d)       Commercial and multifamily loans are described by the name of the mortgaged property.  Pools of single family loans are described by the name of the institution from which the loans were purchased.  The geographical location of the mortgaged properties and, in the case of single family, the number of loans, is presented below.

Commercial Loans:

Advance Self Storage - Lincoln, NE

Buca Restaurant – Maple Grove, MN

Dixie Highway – Pompano Beach, FL

Hampden Medical Office – Englewood, CO

Integrity Plaza Shopping Center – Albuquerque, NM

Metro Center – Albuquerque, NM

Orchard Commons – Englewood, CO

Pacific Periodicals Building – Lakewood, WA

Rockwood Galleria – Gresham, OR

Schendel Office Building – Beaverton, OR

Stephens Center – Missoula, MT

Voit Office Building – Orange, CA

Multifamily Loans:

1500 Geneva I – San Francisco, CA

1500 Geneva II – San Francisco, CA

3715 California I – San Francisco, CA

3715 California II – San Francisco, CA

437 Hyde I – San Francisco, CA

437 Hyde II – San Francisco, CA

500 Bartlett I – San Francisco, CA

500 Bartlett II – San Francisco, CA

825 Jones I – San Francisco, CA

825 Jones II – San Francisco, CA

839 Jones I – San Francisco, CA

839 Jones II – San Francisco, CA

Applewood Manor – Duluth, MN

Charleston Plaza Apartments – Las Vegas, NV

Franklin Woods Apartments – Franklin, NH

Park Hollywood – Portland, OR

Rush Oaks Apartments – LaPorte, TX

Upland Apartments – Upland, CA

Vanderbilt Condominiums – Austin, TX

Villa Bonita, Chez Royalle, Fitzhugh Apartments I – Dallas, TX

Villa Bonita, Chez Royalle, Fitzhugh Apartments II – Dallas, TX

Woodland Garden Apartments – Arlington, WA

Single Family Loans:

Aegis – 1 loan, midwestern United States

Aegis II – 2 loans, midwestern United States

American Portfolio – 1 loan, California

Anivan – 1 loan, Maryland

Bank of New Mexico – 2 loans,  New Mexico

Bluebonnet Savings and Loan – 7 loans, Texas

Bluebonnet Savings and Loan II – 1 loan, Texas

CLSI Allison Williams – 5 loans, Texas

Cross Roads Savings and Loan – 1 loan, Oklahoma

Cross Roads Savings and Loan II – 3 loans, Oklahoma

Fairbanks, Utah – 1 loan, Utah

First Boston Mortgage Pool – 5 loans, United States

Huntington MEWS – 1 loan, New Jersey

Knutson Mortgage Portfolio I – 3 loans, midwestern United States

McClemore, Matrix Funding Corporation – 1 loan, North Carolina

Nomura III – 7 loans,  midwestern United States

Rand Mortgage Corporation – 2 loans, Texas

Salomon II – 2 loans,  midwestern United States

Valley Bank of Commerce, N.M. – 4 loans, New Mexico

(e)        Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid.  On August 31, 2004, the total value of fair valued securities was $38,694,215  or 71.9% of net assets.

 (f)        Interest rate disclosed represents the current yield based on the current cost basis and estimated future cash flows.

(g)       Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management, Inc.,  which also serves as the advisor for the Fund. See note 3 in Notes to Financial Statements.

(h)       On August 31, 2004, the cost of investments in securities was $58,469,077.  The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$1,847,306
Gross unrealized depreciation	(353,820)
Net unrealized appreciation	$1,493,486

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

Item 2—Controls and Procedures

(a)   Disclose the conclusions of the registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Response: The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)   Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Response: There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Strategic Income Portfolio Inc.

By (Signature and Title)*	/s/ Thomas S. Schreier, Jr., President

Date	10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	American Strategic Income Portfolio Inc.

By (Signature and Title)*	/s/ Thomas S. Schreier, Jr., President

Date	10/29/04

(Registrant)	American Strategic Income Portfolio Inc.

By (Signature and Title)*	/s/ Joseph M. Ulrey III, Treasurer

Date	10/29/04

*Print the name and title of each signing officer under his or her signature.